Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (219,710)	$ 35,379	$ (25,687)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	843	1,287	1,252
Amortization of premiums and discounts on marketable securities	(79)	(375)	57
Non-cash lease expense	1,754	1,337	1,119
Impairment of Right of use asset	710	0	0
Loss (gain) on disposal of property and equipment	477	(147)	0
Stock-based compensation expense	22,524	11,194	7,720
Non-cash interest expense	455	953	1,012
Warrant liabilities revaluation	(12,746)	(20,882)	2,339
Contingent value right liability revaluation	18,300	0	0
Forward contract liabilities revaluation	149,600	0	0
Loss on extinguishment of debt	740	0	0
Provision (benefit) for deferred taxes	(19,000)	0	0
Changes in operating assets and liabilities:
Accounts receivable	726	3,318	(2,690)
Unbilled receivable	181	(3,162)	0
Prepaid expenses, deposits and other assets	(1,265)	2,471	(1,451)
Accounts payable	2,834	92	(219)
Income taxes payable	0	(601)	601
Deferred revenue	5,256	(64,707)	(45,496)
Accrued expenses and other liabilities	(2,761)	2,212	1,061
Net cash used in operating activities	(51,161)	(31,631)	(60,382)
Cash flows from investing activities
Cash assumed in acquisition of Old Cartesian	6,561	0	0
Proceeds from maturities of marketable securities	28,254	19,700	16,400
Payment made for investments	0	0	(2,000)
Purchases of marketable securities	0	(33,501)	(30,455)
Purchases of property and equipment	(206)	(1,201)	(1,085)
Net cash provided by (used in) investing activities	34,609	(15,002)	(17,140)
Cash flows from financing activities
Proceeds from issuance of Series A Preferred Stock, gross in private placement	20,250	0	0
Repayments of principal, final payment fee, and prepayment penalty on debt	(27,457)	0	0
Debt amendment fee included in debt discount	0	(110)	0
Net proceeds from issuance of common stock and common warrants	0	36,859	0
Settlement of outstanding equity awards at Merger	(6,169)	0	0
Proceeds from exercise of stock options	0	156	778
Proceeds from issuance of common stock under Employee Stock Purchase Plan	231	189	161
Net cash (used in) provided by financing activities	(13,145)	39,215	52,897
Effect of exchange rate changes on cash	(53)	20	(3)
Net change in cash, cash equivalents, and restricted cash	(29,750)	(7,398)	(24,628)
Cash, cash equivalents, and restricted cash at beginning of period	108,038	115,436	140,064
Cash, cash equivalents, and restricted cash at end of period	78,288	108,038	115,436
Supplement cash flow information
Cash paid for interest	1,853	2,248	2,002
Non-cash investing and financing activities
Issuance of common stock, license agreement in stock-based compensation expense	1,500	1,000	0
Cashless warrant exercise	0	0	5,624
Reclassification of warrant liability to equity	0	780	0
Purchase of property and equipment not yet paid	128	17	224
At-The-Market Offering
Cash flows from financing activities
Net proceeds from issuance of common stock- at-the-market offering	$ 0	$ 2,121	$ 51,958